AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 26,455	$ 28,852
Gross unrealized gain	15	9
Gross unrealized loss	0	(8)
Fair value	26,470	28,853
Available-for-sale securities matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	26,455	28,852
Gross unrealized gain	15	9
Gross unrealized loss	0	(8)
Fair value	26,470	28,853
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	26,455	28,495
Gross unrealized gain	15	9
Gross unrealized loss	0	0
Fair value	26,470	28,504
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	357
Gross unrealized gain	0	0
Gross unrealized loss	0	(8)
Fair value	0	349
Available-for-sale securities matures after one year through three years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	0
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Fair value	0	0
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	0
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Fair value	0	0
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	0
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Fair value	$ 0	$ 0